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[THE HARTFORD]

May 5, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-8629

Attention: Division of Investment Management

Re:                             Please see Exhibit A attached

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.                                                  The Prospectuses and Statements of Additional Information referenced above, that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.                                                  The text of the Registrant’s most recent post-effective amendments has been filed electronically with the Securities and Exchange Commission on April 25, 2014.

If you have any questions concerning these filings, please do not hesitate to contact me at (860) 843-5608.

Very truly yours,

/s/ James Bronsdon

James Bronsdon
Associate Counsel

Exhibit A

Hartford Life and Annuity Insurance Company Separate Account One (“Registrant”)

File No. 333-66345	The Director Edge
File No. 333-45303	Director Access
File No. 333-69487	The Director
The Director Select
The Director Solution
Director Preferred
Director Elite
Wells Fargo Director
File No. 333-91933	The Director Plus
The Director Select Plus
Director Preferred Plus
The Director Solution Plus

Hartford Life Insurance Company Separate Account Two (“Registrant”)

File No. 333-66343	The Director Edge
File No. 333-45301	Director Access
Director Choice Access
File No. 333-69489	Nations Variable Annuity
File No. 333-69485	The Director
The BB&T Director
AmSouth Variable Annuity
The Director Select
The Director Choice
The Huntington Director
The Director Solution
Director Preferred
Director Elite
The Wachovia Director
Fifth Third Director
Director Classic
File No. 333-91925	The Director Plus
AmSouth Variable Annuity Plus
The Director Select Plus
Director Preferred Plus
Director Elite Plus
The Director Solution Plus

Hartford Life Insurance Company Separate Account Three (“Registrant”)

File No. 333-35000	Hartford Select Leaders
File No. 333-69493	Select Dimensions
File No. 333-52711	Select Dimensions Asset Manager

Hartford Life and Annuity Insurance Company Separate Account Three (“Registrant”)

File No. 333-52707	Select Dimensions Asset Manager
File No. 333-34998	Hartford Select Leaders
File No. 333-69491	Select Dimensions

Hartford Life Insurance Company Separate Account Seven (“Registrant”)

File No. 333-70153	Hartford Leaders Access
File No. 333-68463	Hartford Leaders Edge
File No. 333-91927	Hartford Leaders Plus
Hartford Leaders Elite Plus
Hartford Leaders Solution Plus
File No. 333-69475	Hartford Leaders
Hartford Leaders Solution
Hartford Leaders Elite
Director Focus

Hartford Life and Annuity Insurance Company Separate Account Seven (“Registrant”)

File No. 333-76425	Hartford Leaders Access
File No. 333-76423	Hartford Leaders Edge
File No. 333-91921	Hartford Leaders Plus
Hartford Leaders Solution Plus
File No. 333-76419	Hartford Leaders
Hartford Leaders Solution

Hartford Life Insurance Company Separate Account Ten (“Registrant”)

File No. 333-50467	Putnam Hartford Capital Access
File No. 333-66939	Putnam Hartford Capital Manager Edge Series I/IR
Putnam Hartford Capital Manager Edge Series II
File No. 333-91929	Putnam Hartford Capital Manager Plus
File No. 333-69439	Putnam Hartford Capital Manager Series VI/VIR
Putnam Hartford Capital Manager Series VII
Putnam Hartford Asset Manager

Hartford Life and Annuity Insurance Company Separate Account Ten (“Registrant”)

File No. 333-50465	Putnam Hartford Capital Access
File No. 333-66935	Putnam Hartford Capital Manager Edge Series I/IR
Putnam Hartford Capital Manager Edge Series II
File No. 333-91931	Putnam Hartford Capital Manager Plus
File No. 333-69429	Putnam Hartford Capital Manager Series VI/VIR
Putnam Hartford Capital Manager Series VII